Employee Benefit Plan, Summary of Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of presentation	Basis of Presentation The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles.
EBP, Administrative expense	Administrative Expenses
Costs and expenses of administering the Plan and Trust are generally paid by the Company, except for certain investment management fees, which are netted against investment returns and a portion of the recordkeeping fees, and other costs and expenses that may be approved by the appropriate Plan fiduciary. Fees for managed account advisory services, overnight delivery charges, and administration of qualified domestic relation orders provided by an independent third-party are charged directly to participant accounts only for individuals that use these services.

EBP, Fair value definition and hierarchy	Fair Value Definition and Hierarchy
Investments are reported at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on an exit price notion that maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The Plan classifies its assets and liabilities measured at fair value based upon a three-level hierarchy that assigns the highest priority to unadjusted quoted prices in active markets and the lowest priority to unobservable inputs. The three levels are as follows:
•Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
•Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model‑based valuation techniques, for which all significant assumptions are observable in the market.
•Level 3 – Valuation is generated from model‑based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of discounted cash flow models, market comparable pricing, option models and similar techniques.

EBP, Investments and income recognition	Investments and Income Recognition
Purchases and sales of securities are recorded on the trade-date basis. Interest income is recorded on the accrual basis. Dividends on common stock are allocated based upon participant account holdings in Company common stock held in the Wells Fargo ESOP Fund on the record date and are recorded in the Trust on the dividend payment date. Net appreciation includes gains and losses on investments bought and sold as well as held during the year.

EBP, Note receivable from participants	Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as deemed distributions based upon the terms of the Plan and Plan loan rules, as determined by the Plan Administrator.

EBP, Risk and uncertainties	Risks and Uncertainties
The Plan may invest in various types of investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.

EBP, Use of estimates	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

EBP, Payment of benefits	Payment of Benefits Benefits are recorded when paid.